Document and Entity Information	Oct. 04, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2022
Entity File Number	001-37386
Entity Registrant Name	FORTRESS TRANSPORTATION AND INFRASTRUCTURE INVESTORS LLC
Entity Central Index Key	0001590364
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0434238
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common shares, $0.01 par value per share
Trading Symbol	FTAI
Security Exchange Name	NASDAQ
8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed-to-Floating Rate Series A Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIP
Security Exchange Name	NASDAQ
8.00% Fixed-to-Floating Rate Series B Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Fixed-to-Floating Rate Series B Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIO
Security Exchange Name	NASDAQ
8.25% Fixed-Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.25% Fixed-Rate Reset Series C Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIN
Security Exchange Name	NASDAQ